UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/16 (Unaudited)

CORPORATE BONDS AND NOTES (42.4%)(a)
		Principal amount	Value

Basic materials (4.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		$120,000	$119,700

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		65,000	76,213

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		100,000	97,750

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)		10,000	9,450

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		150,000	159,000

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		60,000	69,300

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		130,000	131,625

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		150,000	163,125

Builders FirstSource, Inc. 144A sr. notes 7 5/8s, 2021		75,000	78,750

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)		115,000	125,063

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)		320,000	325,600

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7s, 2025		40,000	35,075

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		60,000	53,850

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		120,000	113,400

Coveris Holding Corp. 144A company guaranty sr. unsec. notes 10s, 2018		165,000	167,475

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021		55,000	51,975

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		65,000	51,350

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		125,000	100,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		45,000	42,188

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		80,000	74,400

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55s, 2022 (Indonesia)		10,000	8,375

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023		175,000	194,250

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		160,000	168,800

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024		55,000	57,200

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		175,000	145,250

Huntsman International, LLC company guaranty sr. unsec. notes 5 1/8s, 2022		30,000	30,225

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		165,000	168,300

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022		95,000	97,613

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023		125,000	132,188

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020		55,000	56,994

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		125,000	125,938

Mercer International, Inc. company guaranty sr. unsec. notes 7s, 2019 (Canada)		60,000	60,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		60,000	60,225

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)		45,000	42,525

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		145,000	148,081

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		240,000	249,000

Pactiv, LLC sr. unsec. unsub. bonds 8 3/8s, 2027		15,000	15,300

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		70,000	70,700

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		200,000	200,000

PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022		30,000	31,200

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		80,000	84,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020		75,000	85,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023		100,000	103,875

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024		40,000	41,100

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022		35,000	35,788

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)		75,000	88,406

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		135,000	141,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		80,000	82,216

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		10,000	10,258

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		20,000	20,388

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8 1/2s, 2024 (Canada)		15,000	15,394

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021 (Canada)		25,000	25,563

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021		180,000	126,000

U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024		85,000	85,000

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023		85,000	85,672

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		20,000	21,025

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		100,000	106,250

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023		140,000	130,200

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		175,000	185,063

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		35,000	36,290

			5,617,191
Capital goods (3.7%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		325,000	334,750

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		105,000	116,813

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024		80,000	78,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		145,000	145,725

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2024 (Ireland)		200,000	204,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		95,000	97,138

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		85,000	85,850

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		80,000	77,400

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		55,000	56,513

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		35,000	34,738

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		45,000	46,238

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)		130,000	123,175

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		150,000	164,250

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026		65,000	71,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)		65,000	64,025

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022		350,000	306,250

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		190,000	187,150

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		160,000	215,342

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024		165,000	181,500

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		135,000	124,875

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		130,000	132,113

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025		105,000	107,888

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022		55,000	56,788

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		205,000	212,954

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		95,000	98,439

Terex Corp. company guaranty sr. unsec. notes 6s, 2021		165,000	163,144

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023		190,000	187,625

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		85,000	90,021

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		65,000	66,300

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6 3/8s, 2026		70,000	70,088

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		150,000	150,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		150,000	150,825

			4,201,817
Communication services (5.2%)

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)		400,000	405,953

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		140,000	148,925

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		35,000	35,613

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		40,000	42,600

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		125,000	128,438

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022		35,000	37,135

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		50,000	51,250

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5 1/2s, 2026		65,000	65,650

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024		160,000	166,400

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5 3/4s, 2026		35,000	35,875

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		5,000	4,875

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		25,000	25,625

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		240,000	229,022

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		15,000	14,325

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		70,000	63,000

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		50,000	51,375

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		200,000	176,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		80,000	74,041

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		10,000	9,325

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		30,000	26,625

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		110,000	111,925

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		205,000	213,456

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		40,000	42,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		80,000	54,400

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)		50,000	33,625

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		25,000	7,438

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)		35,000	10,413

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		100,000	102,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		40,000	41,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		45,000	45,797

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		90,000	91,350

Numericable-SFR SA 144A company guaranty sr. notes 7 3/8s, 2026 (France)		200,000	201,750

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)		200,000	199,525

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		25,000	25,625

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	75,000	59,213

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		$65,000	69,449

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		260,000	194,025

Sprint Communications, Inc. sr. unsec. notes 7s, 2020		60,000	51,225

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017		80,000	82,300

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		115,000	122,331

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023		275,000	214,500

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		265,000	214,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023		140,000	148,050

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025		220,000	230,450

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		165,000	172,838

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023		40,000	41,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		25,000	26,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		45,000	47,363

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019		45,000	45,759

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		125,000	131,875

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		195,000	202,800

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		180,000	163,350

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019		215,000	223,869

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)		200,000	189,250

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021		200,000	174,500

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023		185,000	142,335

			5,922,238
Consumer cyclicals (8.3%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		70,000	70,700

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025		65,000	64,513

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		105,000	109,069

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		145,000	125,606

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		105,000	114,190

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		106,000	90,365

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		100,000	40,500

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		75,000	78,638

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026		35,000	36,050

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		145,000	147,175

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		85,000	81,069

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		140,000	149,975

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024		55,000	58,025

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		80,000	83,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		60,000	62,400

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		65,000	66,625

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023		65,000	64,350

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020		190,000	182,400

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		330,000	331,238

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		45,000	47,531

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020		30,000	31,275

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023		125,000	130,625

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7 5/8s, 2024		95,000	97,256

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019		100,000	105,750

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)		200,000	199,000

General Motors Co. sr. unsec. notes 5.2s, 2045		20,000	19,458

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		80,000	42,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020		140,000	146,475

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2026		50,000	52,125

Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5s, 2026		35,000	35,394

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		185,000	194,019

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	170,000	132,554

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		$70,000	70,000

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		220,000	223,300

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		130,000	102,050

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		95,000	99,156

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		60,000	61,350

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		20,000	18,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		80,000	70,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		165,000	160,463

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		95,000	105,806

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		50,000	53,375

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		75,000	78,375

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		45,000	47,138

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025		15,000	15,975

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		35,000	37,013

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019		125,000	129,063

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		125,000	124,063

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021		70,000	71,575

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		30,000	30,338

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		110,000	114,950

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		145,000	141,013

MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		45,000	47,250

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		20,000	20,700

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		70,000	79,275

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		65,000	69,956

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021		25,000	26,125

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021		94,000	66,740

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		125,000	112,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		175,000	122,938

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021		60,000	45,300

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)		190,000	197,600

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021		155,000	161,781

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025		90,000	93,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024		55,000	57,338

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021		140,000	143,850

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		160,000	164,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2026		60,000	59,550

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		90,000	90,000

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		135,000	151,875

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		110,000	112,132

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2025		45,000	44,775

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023		70,000	71,575

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		60,000	61,800

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		54,000	55,553

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		160,000	166,400

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		130,000	132,925

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		15,000	14,550

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		350,000	283,500

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		35,000	21,175

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		95,000	95,950

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		80,000	84,400

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		45,000	46,575

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		45,000	46,125

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024		70,000	73,763

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		175,000	181,234

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025		65,000	67,925

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022		5,000	5,331

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020		10,000	10,488

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		110,000	116,325

Standard Industries, Inc. 144A sr. unsec. notes 5 3/8s, 2024		160,000	163,600

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021		15,000	15,563

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		180,000	178,200

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		75,000	75,188

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		45,000	44,100

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		60,000	62,100

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		15,000	15,450

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		30,000	30,600

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5 1/2s, 2026		55,000	55,275

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		35,000	33,688

Tribune Media Co. company guaranty sr. unsec. notes 5 7/8s, 2022		125,000	126,250

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		30,000	29,400

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025		105,000	104,213

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		88,000	91,960

			9,372,519
Consumer staples (2.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)		230,000	238,338

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		45,000	45,900

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		200,000	202,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		45,000	41,738

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		40,000	36,800

BlueLine Rental Finance Corp. 144A notes 7s, 2019		140,000	118,300

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022		180,000	169,650

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		195,000	195,488

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		45,000	46,294

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		105,000	106,313

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		115,000	129,806

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		205,000	208,075

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)		25,000	25,813

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		90,000	93,600

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		140,000	105,000

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		135,000	139,050

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		35,000	36,050

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		40,000	41,600

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		20,000	20,200

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		55,000	55,447

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024		25,000	26,313

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021		90,000	91,125

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021		165,000	165,000

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		150,000	158,625

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		30,000	16,500

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022		130,000	138,938

			2,652,463
Energy (4.0%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026		60,000	63,941

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023		50,000	48,750

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		60,000	57,450

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		90,000	87,750

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		160,000	137,600

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021		70,000	60,550

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)		85,000	65,875

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)		15,000	12,150

California Resources Corp. 144A company guaranty notes 8s, 2022		205,000	149,650

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		143,000	115,115

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023		140,000	140,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		50,000	50,000

Continental Resources, Inc. company guaranty sr. unsec. notes 3.8s, 2024		25,000	21,813

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022		90,000	85,050

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		80,000	72,850

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		25,000	17,781

Denbury Resources, Inc. 144A company guaranty notes 9s, 2021		132,000	129,855

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031		60,000	64,234

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		50,000	25,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020		235,000	150,988

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020		40,000	7,900

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		235,000	46,413

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		60,000	56,400

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		65,000	70,339

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020		90,000	93,920

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		30,000	29,250

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021		135,000	32,738

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		175,000	176,094

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		115,000	4,600

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)		134,000	36,850

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)		45,000	2

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7s, 2024 (Canada)		80,000	61,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		75,000	59,063

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2017 (In default)(NON)		120,000	39,600

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022		210,000	211,050

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		65,000	63,395

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		50,000	45,250

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		225,000	207,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023		50,000	41,500

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		25,000	21,563

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		230,000	232,300

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		130,000	132,925

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020		45,000	46,969

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)		245,000	3,675

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)		130,000	51,350

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		65,000	65,813

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)		120,000	125,250

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022 (In default)(NON)		105,000	5,775

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019 (In default)(NON)		115,000	52,613

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		50,000	46,750

SM Energy Co. sr. unsec. sub. notes 5s, 2024		65,000	55,582

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		85,000	77,775

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022		80,000	73,200

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada) (In default)(NON)		30,000	5,850

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022		55,000	11,825

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		30,000	21,750

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		20,000	16,950

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019		95,000	85,500

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024		15,000	13,088

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021		71,000	74,905

Williams Cos., Inc. (The) sr. unsec. unsub. notes 3.7s, 2023		10,000	8,425

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		35,000	34,304

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023		195,000	177,450

WPX Energy, Inc. sr. unsec. notes 7 1/2s, 2020		40,000	39,200

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		245,000	220,500

			4,541,153
Financials (5.3%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		160,000	155,200

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031		175,000	205,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		60,000	68,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		50,000	56,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017		90,000	93,600

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		120,000	121,500

Ally Financial, Inc. unsec. sub. notes 8s, 2018		65,000	70,931

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		100,000	124,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		55,000	56,100

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		50,000	52,750

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)		105,000	105,525

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		50,000	52,001

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		75,000	76,946

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019		45,000	45,211

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		65,000	66,138

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		80,000	83,800

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		100,000	102,375

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019		185,000	193,325

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		25,000	24,406

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		125,000	64,688

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		90,000	92,700

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		65,000	67,113

Credit Acceptance Corp. company guaranty sr. unsec. notes 7 3/8s, 2023		50,000	48,125

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021		110,000	106,150

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		160,000	100,400

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031		110,000	129,789

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		90,000	94,050

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		105,000	106,313

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)		60,000	58,200

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066		50,000	16,500

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)		70,000	65,800

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		155,000	151,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		215,000	208,081

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		95,000	87,400

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019		80,000	86,400

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		60,000	65,250

iStar, Inc. sr. unsec. notes 5s, 2019(R)		5,000	4,750

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		75,000	82,875

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	100,000	240,716

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$249,000	249,623

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)		50,000	53,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)		125,000	130,781

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)		50,000	51,914

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		100,000	94,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		85,000	73,578

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		110,000	114,538

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		50,000	35,875

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019		135,000	136,350

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		90,000	90,900

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		70,000	61,250

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		155,000	147,250

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		265,000	312,700

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8 1/4s, 2020		35,000	36,400

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		30,000	29,700

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020		125,000	121,563

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019		30,000	28,650

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		90,000	84,825

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018		170,000	130,900

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		125,000	124,688

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		125,000	124,375

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4 7/8s, 2026(R)		15,000	15,384

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021		50,000	28,750

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		120,000	119,100

			6,029,127
Health care (4.3%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021		155,000	159,263

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		75,000	75,375

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		210,000	184,800

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		110,000	113,025

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024		110,000	115,844

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021		35,000	36,400

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		150,000	149,813

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		120,000	103,127

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		175,000	163,188

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		165,000	134,681

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		135,000	138,375

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		100,000	87,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)		210,000	185,063

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		125,000	121,563

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026		100,000	102,750

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020		275,000	302,500

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019		65,000	66,950

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022		30,000	34,013

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025		35,000	35,525

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		135,000	137,835

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		125,000	124,688

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018		165,000	165,000

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021		90,000	96,550

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		125,000	112,813

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		45,000	46,041

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		75,000	74,909

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		85,000	86,425

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022		110,000	114,813

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		255,000	263,925

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		110,000	111,925

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		40,000	40,250

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		60,000	59,550

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		225,000	237,375

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020		25,000	25,578

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020		140,000	147,350

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020		110,000	109,450

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020		20,000	18,050

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		115,000	102,350

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025		100,000	83,625

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023		110,000	92,675

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		10,000	8,450

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		55,000	45,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020		80,000	70,600

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020		210,000	217,613

			4,902,745
Technology (1.8%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		150,000	42,375

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		285,000	206,625

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		75,000	76,313

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046		25,000	25,450

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023		130,000	132,190

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023		165,000	167,269

First Data Corp. 144A notes 5 3/4s, 2024		120,000	120,000

First Data Corp. 144A sr. notes 5 3/8s, 2023		105,000	107,625

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022		70,000	74,249

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		60,000	62,337

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		250,000	229,375

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		60,000	62,843

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)		105,000	109,463

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		45,000	47,475

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		105,000	95,550

Micron Technology, Inc. 144A sr. notes 7 1/2s, 2023		60,000	63,000

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		170,000	169,150

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		140,000	68,600

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		145,000	154,606

			2,014,495
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		135,000	131,288

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		250,000	248,750

			380,038
Utilities and power (2.3%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		45,000	52,538

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		270,000	270,000

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		45,000	44,438

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		145,000	165,663

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95s, 2026		40,000	40,106

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		225,000	217,688

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		30,000	31,425

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024		25,000	26,188

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037		95,000	91,896

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016		12,000	12,180

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		10,000	9,650

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		180,000	180,450

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		80,000	76,800

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022		40,000	45,792

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020		107,000	109,140

Energy Transfer Equity LP sr. sub. notes 5 7/8s, 2024		45,000	41,738

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		100,000	70,500

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		145,000	108,750

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		25,000	19,688

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		125,000	89,688

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021		325,000	337,188

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2026		105,000	104,738

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022		55,000	53,991

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		140,000	142,903

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		75,000	73,359

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		80,000	75,254

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		130,000	124,800

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		60,000	18,600

			2,635,151

Total corporate bonds and notes (cost $50,662,123)			$48,268,937

CONVERTIBLE BONDS AND NOTES (29.2%)(a)
		Principal amount	Value

Basic materials (0.3%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		$355,000	$366,538

			366,538
Capital goods (0.5%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		985,000	591,000

			591,000
Communication services (0.2%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		199,000	201,736

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		1,160,000	116

			201,852
Communications equipment (0.8%)

Ciena Corp. cv. sr. unsec. notes 4s, 2020		618,000	753,574

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020		169,000	105,836

			859,410
Computers (0.9%)

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020		274,000	183,409

Brocade Communications Systems, Inc. cv. company guaranty sr. unsec. notes 1 3/8s, 2020		365,000	352,909

Citrix Systems, Inc. cv. sr. unsec. notes 1/2s, 2019		435,000	502,153

			1,038,471
Consumer cyclicals (7.2%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		480,000	618,900

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		365,000	396,025

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 1/8s, 2034		710,000	952,536

Lennar Corp. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2020		344,000	705,415

Liberty Interactive, LLC cv. sr. unsec. notes 3 1/2s, 2031		890,000	463,913

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		833,000	1,418,802

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		815,000	934,703

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		644,000	353,395

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		570,000	800,494

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1 1/4s, 2021		1,570,000	1,444,400

			8,088,583
Consumer staples (0.7%)

Vector Group, Ltd. cv. sr. unsec. sub. FRN 2 1/2s, 2019		585,000	818,056

			818,056
Electronics (4.6%)

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1 5/8s, 2025		560,000	623,336

Micron Technology, Inc. cv. sr. unsec. bonds 3s, 2043		890,000	647,475

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		765,000	1,011,713

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018		750,000	1,743,281

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		442,000	474,321

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		209,000	339,639

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020		398,000	394,269

			5,234,034
Energy (1.8%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		1,255,000	928,700

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14 cost $446,469) (In default)(NON)(RES)		451,000	2,255

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		621,000	509,996

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1 3/4s, 2017 (In default)(NON)		840,000	223,125

Trico Marine Services, Inc. cv. sr. unsec. notes 3s, 2027 (In default)(F)(NON)		500,000	13,750

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020		500,000	380,000

			2,057,826
Financials (2.2%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		511,000	545,812

Radian Group, Inc. cv. sr. unsec. notes 2 1/4s, 2019		410,000	506,350

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		631,000	661,761

TCP Capital Corp. cv. sr. unsec. bonds 5 1/4s, 2019		827,000	848,709

			2,562,632
Health care (4.3%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		694,000	685,325

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		720,000	711,000

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		445,000	31,150

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		709,000	840,608

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		880,000	1,131,900

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)		951,000	1,063,337

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		370,000	398,906

			4,923,266
Semiconductor (1.1%)

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018		223,000	336,869

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		370,000	901,644

			1,238,513
Software (0.9%)

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		970,000	983,338

			983,338
Technology services (2.6%)

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		570,000	659,775

salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		650,000	878,313

Twitter, Inc. cv. sr. unsec. unsub. bonds 1s, 2021		405,000	339,694

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		1,130,000	1,136,356

			3,014,138
Transportation (1.1%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2 1/4s, 2022		319,000	312,620

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020		385,000	364,788

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2 3/8s, 2019		747,000	624,679

			1,302,087

Total convertible bonds and notes (cost $35,258,122)			$33,279,744

CONVERTIBLE PREFERRED STOCKS (22.3%)(a)
		Shares	Value

Basic materials (1.3%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		20,158	$661,434

Smurfit-Stone Container Corp. escrow zero % cv. pfd.(F)		65,720	657

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		15,650	793,259

			1,455,350
Capital goods (0.3%)

Stericycle, Inc. $5.25 cv. pfd.		4,911	388,902

			388,902
Communication services (4.6%)

American Tower Corp. $5.50 cv. pfd.(R)		13,085	1,382,103

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		21,872	1,068,994

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		7,164	781,736

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		7,485	735,401

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		17,339	1,254,303

			5,222,537
Consumer cyclicals (2.6%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		37,550	945,791

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)		15,943	1,052,238

Stanley Black & Decker, Inc. $6.25 cv. pfd.		8,385	989,682

			2,987,711
Consumer staples (1.0%)

Tyson Foods, Inc. $2.375 cv. pfd.		16,257	1,150,183

			1,150,183
Energy (0.9%)

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		610	28,060

Hess Corp. $2.00 cv. pfd.		8,160	620,731

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		11,845	382,001

			1,030,792
Financials (7.2%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		22,100	724,120

AMG Capital Trust II $2.575 cv. pfd.		14,140	843,098

Banc of California, Inc. $4.00 cv. pfd.		8,217	739,530

Bank of America Corp. Ser. L, 7.25% cv. pfd.		1,718	1,990,733

EPR Properties Ser. C, $1.438 cv. pfd.(R)		37,670	1,046,932

iStar, Inc. $2.25 cv. pfd.(R)		7,445	336,514

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		12,175	592,557

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		960	1,180,200

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		12,177	763,727

			8,217,411
Health care (2.7%)

Allergan PLC Ser. A, 5.50% cv. pfd.		1,985	1,676,650

Anthem, Inc. $2.63 cv. pfd.		12,115	538,633

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)		1,012	860,099

			3,075,382
Utilities and power (1.7%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		14,543	729,331

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		3,886	262,732

El Paso Energy Capital Trust I $2.375 cv. pfd.		1,069	52,114

Exelon Corp. $3.25 cv. pfd.		18,828	889,058

			1,933,235

Total convertible preferred stocks (cost $24,768,195)			$25,461,503

COMMON STOCKS (1.0%)(a)
		Shares	Value

Ally Financial, Inc.(NON)		6,580	$118,045

Berry Plastics Group, Inc.(NON)		3,195	125,148

Boise Cascade Co.(NON)		2,900	66,584

CIT Group, Inc.		1,606	55,022

DISH Network Corp. Class A(NON)		1,525	76,098

Eldorado Resorts, Inc.(NON)		4,445	66,231

Gaming and Leisure Properties, Inc.(R)		2,520	82,933

General Motors Co.		1,650	51,612

Gulfport Energy Corp.(NON)		5,875	180,598

Hilton Worldwide Holdings, Inc.		2,130	44,261

Live Nation Entertainment, Inc.(NON)		3,615	87,302

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		5,612	56

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		5,612	56

Penn National Gaming, Inc.(NON)		6,025	94,412

Service Corp. International/US		3,110	85,214

Total common stocks (cost $1,051,266)			$1,133,572

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		$203,234	$203,489

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		44,775	44,812

Total senior loans (cost $244,375)			$248,301

SHORT-TERM INVESTMENTS (5.5%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.41%(AFF)		6,230,756	$6,230,756

Total short-term investments (cost $6,230,756)			$6,230,756

TOTAL INVESTMENTS

Total investments (cost $118,214,837)(b)			$114,622,813

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $391,993) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.
	British Pound	Sell	6/15/16	$216,400	$210,156	$(6,244)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/21/16	130,553	130,561	8
WestPac Banking Corp.
	Canadian Dollar	Sell	7/21/16	51,245	51,276	31

Total						$(6,205)

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $113,968,628.
(b)	The aggregate identified cost on a tax basis is $118,725,490, resulting in gross unrealized appreciation and depreciation of $7,465,864 and $11,568,541, respectively, or net unrealized depreciation of $4,102,677.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,255, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$3,016,424	$16,024,565	$12,810,233	$10,568	$6,230,756
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $7,723 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,244 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$66,584	$—	$—
Capital goods	125,148	—	—
Communication services	76,098	—	—
Consumer cyclicals	343,818	—	—
Energy	180,598	—	112
Financials	256,000	—	—
Health care	85,214	—	—
Total common stocks	1,133,460	—	112
Convertible bonds and notes	—	33,173,688	106,056
Convertible preferred stocks	1,002,732	24,458,114	657
Corporate bonds and notes	—	48,268,935	2
Senior loans	—	248,301	—
Short-term investments	6,230,756	—	—

Totals by level	$8,366,948	$106,149,038	$106,827

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,205)	$—

Totals by level	$—	$(6,205)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers between Level 1 and Level 2 during the reporting period, totaling $1,792,936, are the result of changing to a pricing service as the source for the securities prices. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$39	$6,244

Total	$39	$6,244

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$410,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$8	$31	$39

	Total Assets	$—	$8	$31	$39

	Liabilities:
	Forward currency contracts#	$6,244	$—	$—	$6,244

	Total Liabilities	$6,244	$—	$—	$6,244

	Total Financial and Derivative Net Assets	$(6,244)	$8	$31	$(6,205)
	Total collateral received (pledged)##†	$—	$—	$—
	Net amount	$(6,244)	$8	$31

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016